LOANS RECEIVABLE (Detail Textuals 1) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012 Project	Jan. 31, 2013 Project	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of units of condominium project		133	133
Investment held by bank			$ 9,200,000
Troubled debt restructuring			1,300,000	7,700,000
Loss recognized in prior periods	968,000
Decrease in interest income		140,000
Loans Receivable | Residential Portfolio Segment | One-to-four family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans receivables as troubled debt restructuring		5	5
Troubled debt restructuring		$ 8,100,000